Other receivables and prepayments, net	12 Months Ended
Dec. 31, 2020
Other receivables and prepayments, net
Other receivables and prepayments, net
5.	Other receivables and prepayments, net
Components of other receivables and prepayments are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deposits	324,018	189,904
VAT and EIT recoverable	1,567,589	919,849
Interest receivable	22,578	38,372
Advances to suppliers related to financing activities	37,442	5,053
Prepayment to suppliers related to procurement activities	593,117	608,229
Prepaid expense	62,160	55,131
Loan receivables	140,545	378,752
Others	184,332	143,845

Subtotal	2,931,781	2,339,135
Allowance for doubtful account:
Balance at beginning of the year	(39,608)	(33,888)
Adoption of Topic 326(Note 2(ad))	—	(1,011)
Provision	(10,456)	(27,563)
Write-offs	16,176	9,686

Allowance as of the end of the year	(33,888)	(52,776)

Total	2,897,893	2,286,359